Other income and (expenses) - Summary of other operating income (expense) (Detail) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income other [abstract]
Gain from sale of written-off-loans		S/ 39,255	S/ 2,542	S/ 18,770
Maintenance, installation and sale of POS equipment		21,296	23,269	28,743
Other technical income from insurance operations		9,342	4,162	10,163
Income from investments in associates		7,612	7,447
Services rendered to third parties		6,800	8,223	7,512
Income from ATM rentals		5,545	5,507	5,365
Profit from sale of property, furniture and equipment, Note 8(e)		2,078	12,879	15,300
Others		49,535	57,193	70,847
Total other income		141,463	121,222	156,700
Other expenses
Commissions from insurance activities		(61,066)	(38,780)	(42,400)
Administrative and tax penalties		(17,675)	(16,277)	(20,198)
Expenses related to rental income		(13,294)	(12,607)	(5,814)
Sundry technical insurance expenses		(11,458)	(14,414)	(10,066)
Provision for accounts receivable		(8,673)	(11,508)	(13,847)
Donations		(4,418)	(4,826)	(4,529)
Write-off of intangibles, Note 9(a)		(3,166)	(10,400)	(3,455)
Provision for sundry risk		(2,633)	(29,290)	(4,138)
Cost of sale of POS equipment		(1,024)	(1,154)	(12,819)
Others	[1]	(37,090)	(55,703)	(67,726)
Total other expenses		S/ (160,497)	S/ (194,959)	S/ (184,992)

[1]	During the year 2025, 2024 and 2023, corresponds mainly to expenses for operational write-offs, among other minor expenses.